BUSINESS COMBINATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of components of purchase price consideration

Series B preferred stock	$11,000,000
Promissory note payable	4,500,000
Purchase price consideration	$15,500,000

Series B preferred stock	$11,000,000
Promissory note payable	4,500,000
Purchase price consideration	$15,500,000

Schedule of assets and liabilities acquired in business combination

Purchase Price
Allocation
Cash and cash equivalents	$106,913
Accounts receivable, net	37,479
Due (to) from factor, net	(312,063)
Inventory	3,303,660
Prepaid expenses	165,856
Deposits	187,493
Property, equipment and software, net	1,215,748
Goodwill	6,479,218
Intangible assets	8,600,000
Accounts payable	(3,397,547)
Accrued expenses and other liabilities	(886,757)
Purchase price consideration	$15,500,000

Purchase Price
Allocation
Cash and cash equivalents	$106,913
Accounts receivable	37,479
Due from/(to) factor	(312,063)
Inventory	3,303,660
Prepaid expenses	165,856
Deposits	187,493
Property, equipment and software	1,215,748
Goodwill	6,479,218
Intangible assets (Note 6)	8,600,000
Accounts payable	(3,397,547)
Accrued expenses and other liabilities	(886,757)
Purchase price consideration	$15,500,000

Schedule of fair value of purchase price consideration

Cash	$500,000
Common stock	8,025,542
Contingent consideration	3,421,516
Purchase price consideration	$11,947,058

Schedule of allocation of purchase price in regard to acquisition

Purchase Price
Allocation
Cash and cash equivalents	$24,335
Accounts receivable, net	49,472
Inventory	77,159
Prepaid expenses	69,715
Deposits	4,415
Property, equipment and software, net	83,986
Goodwill	9,681,548
Intangible assets	3,936,030
Accounts payable	(51,927)
Accrued expenses and other liabilities	(107,957)
Deferred revenue	(269,848)
Due to related parties	(1,361)
Loan payable	(148,900)
Note payable - related party	(299,489)
Deferred tax liability	(1,100,120)
Purchase price consideration	$11,947,058

Business acquisition Pro Forma information

	Nine Months Ended
	September 30,
	2021	2020
Net revenues	$7,956,477	$11,287,932
Net loss	$(22,853,732)	$(10,080,468)
Net loss per common share	$(3.81)	$(15.18)

	Year Ended December 31,
	2020	2019
Net revenues	$7,259,260	$30,133,934
Net loss	$(12,786,695)	$(11,868,423)
Net loss per common share	$(19.25)	$(17.87)

State side [Member]
Business Acquisition [Line Items]
Schedule of fair value of purchase price consideration

Cash	$5,000,000
Common stock	3,403,196
Purchase price consideration	$8,403,196

Schedule of allocation of purchase price in regard to acquisition

Purchase Price
Allocation
Cash and cash equivalents	$32,700
Accounts receivable, net	154,678
Due from factor, net	371,247
Inventory	603,626
Prepaid expenses	105,442
Deposits	9,595
Goodwill	1,610,265
Intangible assets	5,939,140
Accounts payable	(374,443)
Accrued expenses and other liabilities	(49,053)
Purchase price consideration	$8,403,196